SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Currency exchange rate per dollar | ? / shares	$ 6.4600	$ 6.5286
Cash		$ 635,912
Occupancy expense	$ 184,303
Other operating expenses	$ 270,520	$ 114,088
Foreign currency, Description	results of operations and cash flows are translated at average exchange rates during the period ($1=6.4953 RMB for the six months ended June 30, 2021 and $1=7.0700 RMB for the six months ended June 30, 2020),	results of operations and cash flows are translated at average exchange rates during the period ($1=6.7473 RMB for the year ended December 31, 2020 and $1=6.9074 RMB for the year ended December 31, 2019), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.5286 RMB at December 31, 2020 and $1=6.9630 RMB at December 31, 2019), and equity is translated at historical exchange rates.